Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	24,483.63
Total Transaction Valuation	281,421,060.00
Total Offset Amount	0.00
Net Fee	$ 24,483.63
Offering Table N/A
Offset Table N/A	N/A